REVENUE AND COST OF SALES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
REVENUE AND COST OF SALES
Concentrate Sales	$ 11,599	$ 9,445	$ 31,429	$ 30,423
Provisional Pricing Adjustments	717	(327)	(70)	(885)
Total Revenue	$ 12,316	$ 9,118	$ 31,359	$ 29,538